Finance debt (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	$ 567	$ 62
Repayment of principal	(2,335)	(1,445)
Repayment of interest	(998)	(990)
Net Cash Used In Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	567	62
Repayment of principal	(2,318)	(1,482)
Repayment of interest	(995)	(1,004)
Finance Debt [Member] | Changes In Finance Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	567	62
Repayment of principal	(2,335)	(1,445)
Repayment of interest	(998)	(990)
Finance Debt [Member] | Deposits Financing [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	17	(37)
Repayment of interest	$ 3	$ (14)